INCOME TAXES - RECONCILIATION OF THE DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
INCOME TAXES
Statutory rate	25.00%	25.00%	25.00%		25.00%
Reconciliation of the differences between the statutory tax rate and the effective tax rate
Income (loss) before income tax	$ (9,923)	¥ (68,896)	¥ 238,377	[1]	¥ 99,200	[1]
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	(2,481)	(17,224)	59,594		24,800
Effect of different tax rates in different jurisdictions	(2,735)	(18,988)	(21,538)		17,191
Effect of tax holiday and preferential tax rates	(3,020)	(20,969)	(35,434)		(54,944)
Research and development super-deduction	(7,789)	(54,081)	(47,179)		(37,483)
Non-deductible expenses	10,814	75,085	84,348		51,979
Effect of change in tax rate	721	5,009	1,464		(8,795)
Outside basis difference on investment in VIEs	(410)	(2,847)	11,378		15,821
Withholding tax and others	1,579	10,962	6,160		530
Changes in valuation allowance	1,565	10,864	4,947		18,796
Income tax expenses (benefits) for the year	$ (1,756)	¥ (12,189)	¥ 63,740	[1]	¥ 27,895	[1]

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)